Intangible assets - Schedule of Goodwill Originated on Acquisitions Made by the Group (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 554,086	€ 614,363	€ 572,274
Goodwill and Brand Names
Disclosure of detailed information about intangible assets [line items]
Goodwill	400,365	448,822
Goodwill and Brand Names | Zegna segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	32,588	33,344
Goodwill and Brand Names | Thom Browne segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 367,777	€ 415,478